Other Financial Assets	12 Months Ended
Dec. 31, 2021
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Other Financial Assets
13.	OTHER FINANCIAL ASSETS

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Guarantee deposits	$516,505	$1,007,651	$36,325
Pledged time deposits (Note 36)	367,550	415,065	14,963
Time deposits with original maturity over three months	35,988	60,499	2,181
Others (Note 36)	161,957	73,765	2,659

	1,082,000	1,556,980	56,128
Current	551,655	140,857	5,078

Non-current	$530,345	$1,416,123	$51,050